EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of basic and diluted earnings per share
Basic earnings per share and diluted earnings per share have been calculated as follows:

	For the years ended December 31,
	2016	2017	2018
Numerator:
Net income from continuing operations	$94,482	$3,199,831	$5,096,480
Net income/(loss) from discontinued operations	(34,792,733)	31,257,707	-
Total net income/(loss)	(34,698,251)	34,457,538	5,096,480
Less: Net income attributed to noncontrolling interests	-	-	3,336,769
Total net income/(loss) attributed to ReneSola Ltd	$(34,698,251)	$34,457,538	$1,759,711

Numerator for diluted income per share for continuing operations	94,482	3,199,831	1,759,711

Numerator for diluted income/(loss) per share for discontinued operations	(34,792,733)	31,257,707	-

Denominator:
Denominator for basic earnings per share - weighted average number of ordinary shares outstanding	202,229,767	246,899,286	380,752,929
Dilutive effects of share options, RSUs and warrants	174,137	6,003	-
Denominator for diluted calculation - weighted average number of ordinary shares outstanding	202,403,904	246,905,289	380,752,929
Continuing operations:
Basic earnings per share from continuing operations	0.00	0.01	0.00
Diluted earnings per share from continuing operations	0.00	0.01	0.00
Discontinued operations:
Basic earnings/(loss) per share from discontinued operations	(0.17)	0.13	-
Diluted earnings/(loss) per share from discontinued operations	(0.17)	0.13	-

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following ordinary share equivalents were excluded from the computation of diluted net earnings/(loss) per share for the periods presented because including them would have been anti-dilutive:

	For the years ended December 31,
	2016	2017	2018
Warrants	10,500,000	-	-
Share options	6,085,000	3,491,575	5,460,000
Total	16,585,000	3,491,575	5,460,000